Selected Statements of Comprehensive Loss Data - Schedule of Research and Development Expenses (Details) - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Line Items]
Subcontractors and consultants	$ 894	$ 102	$ 52
Patent amortization	300	116
Share based payment	365	41	83
Payroll and payroll related	536	275	196
Other	38		1
Total	$ 2,133	$ 534	$ 332